Investments Accounted for Using the Equity Method - Summary of Financial Information from Financial Statements of Investments in Associates (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Current Assets	$ 996,947,772	$ 1,055,136,552
Non-current Assets	6,491,072,392	4,639,636,456
Current Liabilities	1,217,464,152	816,816,646
Non-current Liabilities	2,596,392,231	1,090,994,705
Revenues	2,410,360,459	2,484,101,582	$ 2,515,843,880
NET INCOME	412,847,757	523,417,911	565,271,116
Other Comprehensive Income	(53,736,400)	69,423,985	47,891,771
Comprehensive Income	$ 359,111,357	$ 592,841,896	$ 613,162,887
GNL Chile S.A. [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Ownership Interest Direct Indirect	33.33%	33.33%
Current Assets	$ 75,571,058	$ 71,254,956
Non-current Assets	267,884	148,950
Current Liabilities	66,679,077	60,052,823
Revenues	707,597,382	687,399,254
Expenses	(705,179,062)	(684,873,130)
NET INCOME	2,418,157	2,526,124
Other Comprehensive Income	1,043,609	(24,472)
Comprehensive Income	$ 3,461,766	$ 2,501,652